Leases (Details) - Schedule of Carrying Amounts of Right-of-Use Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Beginning balance	¥ 7,149	¥ 3,060
Additions	4,945	8,578
Depreciation charge	(2,198)	(3,433)	¥ (4,139)
Lease termination	(5,957)	(1,056)
Ending balance	3,939	7,149	3,060
Buildings [member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Beginning balance	7,149	3,060
Additions	4,945	8,578
Depreciation charge	(2,198)	(3,433)
Lease termination	(5,957)	(1,056)
Ending balance	3,939	7,149	3,060
Music Education Equipment [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Beginning balance
Additions
Depreciation charge
Lease termination
Ending balance